American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2024

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.7%
Diversified Bond Fund G Class	33,969,266	311,498,170
High Income Fund G Class	6,766,330	58,731,742
Inflation-Adjusted Bond Fund G Class	5,197,271	55,402,911
Short Duration Fund G Class	13,181,014	129,042,128
Short Duration Inflation Protection Bond Fund G Class	11,471,479	120,679,964
		675,354,915
Domestic Equity Funds — 32.7%
Focused Large Cap Value Fund G Class	13,238,413	147,608,310
Growth Fund G Class	1,442,931	87,383,902
Heritage Fund G Class	1,012,662	30,754,550
Mid Cap Value Fund G Class	3,124,829	52,684,611
Select Fund G Class	175,575	22,138,214
Small Cap Growth Fund G Class(2)	713,881	16,861,874
Small Cap Value Fund G Class	1,530,282	16,940,223
Sustainable Equity Fund G Class	3,059,272	169,606,022
		543,977,706
International Fixed Income Funds — 14.8%
Emerging Markets Debt Fund G Class	2,059,331	18,389,827
Global Bond Fund G Class	25,699,116	226,923,197
		245,313,024
International Equity Funds — 11.8%
Global Real Estate Fund G Class	1,213,223	16,851,673
International Growth Fund G Class	6,142,564	78,440,538
International Small-Mid Cap Fund G Class	884,183	9,054,038
International Value Fund G Class	10,155,347	91,296,568
		195,642,817
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,396,600,141)		1,660,288,462
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,660,288,462

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$326,415	$5,656	$19,571	$(1,002)	$311,498	33,969	$(1,821)	$3,911
High Income Fund	61,695	1,077	5,006	965	58,731	6,766	(544)	1,076
Inflation-Adjusted Bond Fund	58,256	—	3,438	585	55,403	5,197	(234)	—
Short Duration Fund	135,203	1,693	8,466	612	129,042	13,181	(444)	1,693
Short Duration Inflation Protection Bond Fund	126,234	—	6,847	1,293	120,680	11,471	145	—
Focused Large Cap Value Fund	155,850	1,524	10,012	246	147,608	13,238	4,293	1,013
Growth Fund	89,326	1,624	5,627	2,061	87,384	1,443	887	—
Heritage Fund	32,323	—	1,794	226	30,755	1,013	1,964	—
Mid Cap Value Fund	56,873	336	4,050	(475)	52,684	3,125	938	336
Select Fund	22,873	—	1,162	427	22,138	176	241	—
Small Cap Growth Fund(3)	17,905	—	874	(169)	16,862	714	241	—
Small Cap Value Fund	18,288	85	513	(920)	16,940	1,530	183	85
Sustainable Equity Fund	177,168	61	6,237	(1,386)	169,606	3,059	5,174	—
Emerging Markets Debt Fund	19,530	253	1,793	400	18,390	2,059	(223)	253
Global Bond Fund	237,462	—	14,379	3,840	226,923	25,699	(1,625)	—
Global Real Estate Fund	17,850	—	1,772	774	16,852	1,213	313	—
International Growth Fund	83,814	28	3,248	(2,153)	78,441	6,143	938	—
International Small-Mid Cap Fund	10,099	—	748	(297)	9,054	884	34	—
International Value Fund	96,967	21	4,110	(1,581)	91,297	10,155	876	—
	$1,744,131	$12,358	$99,647	$3,446	$1,660,288	141,035	$11,336	$8,367
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.